NOTE RECEIVABLE (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Apr. 28, 2023 USD ($)	Apr. 28, 2023 CNY (¥)	Dec. 30, 2022
IfrsStatementLineItems [Line Items]
Borrowings, interest rate				5.00%
New stonehenge limited [member]
IfrsStatementLineItems [Line Items]
[custom:LoansAndReceivable-0]		$ 8,500	¥ 58,744,000
Borrowings, interest rate		5.00%	5.00%
Repayments of current borrowings	¥ 9,404,000
Interest revenue expense	¥ 2,006,000